Inventories (Tables)	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]	Inventories consist of the following components:

	December 31
	2014	2013
	(Dollars in Millions)
Raw materials	$117	$67
Work-in-process	43	44
Finished products	62	42
Valuation reserves	(14)	(23)
	$208	$130